SEGMENT - Financial Information including significant segment expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses
Research and development	$ 29,939	$ 24,844	$ 8,869
General and administrative	10,057	6,824	3,952
Stock-based compensation
Share-based compensation expense	8,987	3,823	1,483
Total operating expenses	39,996	31,668	12,821
Operating loss	(39,996)	(31,668)	(12,821)
Other income (expense)	141	(4)	166
Income tax expense	6	9
Net Income (Loss)	(36,144)	(31,632)	(12,648)
Single Reportable Segment | Operating segment
Expenses
Research and development	25,867	22,868	7,933
General and administrative	4,693	4,578	3,207
Total operating expenses, excluding share-based compensation	30,560	27,446	11,140
Stock-based compensation
Share-based compensation expense	8,987	3,823	1,483
Depreciation and amortization expense	449	399	198
Total operating expenses	39,996	31,668	12,821
Operating loss	(39,996)	(31,668)	(12,821)
Interest income, net	3,717	49	7
Other income (expense)	141	(4)	166
Income tax expense	6	9
Net Income (Loss)	(36,144)	(31,632)	(12,648)
Single Reportable Segment | Research and development | Operating segment
Expenses
Wages and salaries	2,144	1,379	779
Contracted research expenses and clinical trial expenses	18,057	20,038	5,942
Consultancy and professional service fees	1,698	881	849
Royalties	3,353	118
Other fees and expenses	615	452	363
Stock-based compensation
Share-based compensation expense	3,775	1,716	818
Single Reportable Segment | General and administrative | Operating segment
Expenses
Wages and salaries	1,683	1,488	1,078
Consultancy and professional service fees	1,548	1,794	947
Insurance expense	989	995	888
Other fees and expenses	473	301	294
Stock-based compensation
Share-based compensation expense	$ 5,212	$ 2,107	$ 665